Capital Stock and Reverse Stock Split (Tables)	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
Summary of Warrants Activity

A summary of activity during the period ended September 30, 2019 follows:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding, December 31, 2018	67,204	$2.25
Granted	550,478	1.40
Reset feature	1,256,002	0.49
Exercised	-	-
Forfeited/canceled	-	-
Outstanding, September 30, 2019	1,873,684	$0.49

Schedule of Outstanding and Exercisable Warrants

The following table summarizes information relating to outstanding and exercisable warrants as of September 30, 2019:

Warrants Outstanding			Warrants Exercisable
	Weighted Average Remaining	Weighted Average		Weighted Average
Number of Shares	Contractual life (in years)	Exercise Price	Number of Shares	Exercise Price
311,131	4.20	$0.49	311,131	$0.49
1,303,293	4.36	$0.49	1,303,293	$0.49
259,260	4.78	$0.53	259,260	$0.53
1,873,684	4.39	$0.49	1,873,684	$0.49